Significant Accounting Policies - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Percentage of consolidated sales in North America	53.00%
Shipping and handling costs, which are included in selling and marketing expenses	$ 107	$ 119	$ 124
Advertising expense	$ 309	$ 259	$ 162
Operating lease description	Teva determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, Teva classifies the lease as a finance lease. Otherwise, Teva classifies the lease as an operating lease. When determining lease classification, Teva’s approach in assessing two of the mentioned criteria is: (i) generally, 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) generally, 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset.
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease remaining lease term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease remaining lease term	74 years
Building [Member]
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	40 years
Other Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	20 years
Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	5 years
Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	10 years